Schedule of Prepaid Expenses and Other Current Assets (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Insurance	$ 317	$ 232	$ 286
Clinical and consulting	72	30	517
Software and hosting costs	60	108	99
Other	192	372	166
Total prepaid expenses and other current assets	$ 641	$ 742	$ 1,068